Schedule of Outstanding Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants
Warrants outstanding, Balance	550,039	214,400	214,400
Weighted Average Exercise Price outstanding, Balance	$ 2.47	$ 5.92	$ 5.92
Warrants, Issued		335,639
Weighted Average Exercise Price, Issued		$ 11.44
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Terminated/Expired
Weighted Average Exercise Price, Terminated/Expired
Warrants outstanding, Balance	550,039	550,039	214,400
Weighted Average Exercise Price outstanding, Balance	$ 2.47	$ 2.47	$ 5.92